EARNINGS PER SHARE - Number of Shares Attributable to Equity Holders (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share (in shares)	136,856,978	134,761,736	110,164,320
Effect of other dilutive potential ordinary shares (in shares)	5,788,641	3,384,178	0
Weighted average number of ordinary shares used to calculate diluted earnings per share (in shares)	142,645,619	138,145,914	110,164,320
Potential ordinary shares (in shares)			3,291,875